Schedule of non-current assets other than financial instruments and deferred tax assets (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Non-current assets other than financial instruments and deferred tax assets	$ 230,853,136	$ 122,983
Country of domicile [member]
IfrsStatementLineItems [Line Items]
Non-current assets other than financial instruments and deferred tax assets	176,042,319	59,465
INDIA
IfrsStatementLineItems [Line Items]
Non-current assets other than financial instruments and deferred tax assets	54,736,142
UNITED STATES
IfrsStatementLineItems [Line Items]
Non-current assets other than financial instruments and deferred tax assets	41,001	63,518
OMAN
IfrsStatementLineItems [Line Items]
Non-current assets other than financial instruments and deferred tax assets	16,986
SINGAPORE
IfrsStatementLineItems [Line Items]
Non-current assets other than financial instruments and deferred tax assets	12,850
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Non-current assets other than financial instruments and deferred tax assets	$ 3,838